Earnings Per Share - Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings from continuing operations	$ 4,147	$ 5,115	$ (10,253)	$ 2,988	$ 5,931	$ 3,601	$ 2,013	$ 1,947	$ 1,997	$ 13,492	$ 11,263
Basic earnings per share from continuing operations, Shares									33,601	33,922	34,321
Equity-based compensation plans, Shares									648	601	685
Diluted earnings per share from continuing operations, Shares									34,249	34,523	35,006
Basic EPS from continuing operations	$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.17	$ 0.10	$ 0.07	$ 0.06	$ 0.06	$ 0.40	$ 0.33
Diluted EPS from continuing operations	$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.17	$ 0.10	$ 0.06	$ 0.06	$ 0.06	$ 0.39	$ 0.32